Write-down and Loss on Sales of Vessels (Tables)	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets
The following table contains the write-downs, gains and losses on sales of vessels for the three and nine months ended September 30, 2020 and 2019:

			Three Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2020	2019
			$	$
Teekay Parent Segment – Offshore Production (1)	2 FPSO units	N/A	(12,200)	(175,000)
Teekay Parent Segment – Other (2)	Operating lease ROU asset	N/A	(9,100)	—
Teekay LNG Segment – Conventional Tankers	1 Handymax	Oct-2019	—	(785)
Teekay Tankers Segment – Conventional Tankers (3)	5 Aframaxes	N/A	(43,526)	—
Teekay Tankers Segment – Conventional Tankers	Operating lease ROU asset	N/A	(1,447)	—
Total			(66,273)	(175,785)

			Nine Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2020	2019
			$	$
Teekay Parent Segment – Offshore Production (1)	2 FPSO units	N/A	(72,285)	(175,000)
Teekay Parent Segment – Offshore Production (4)	1 FPSO unit	N/A	—	(3,328)
Teekay Parent Segment – Other (2)	Operating lease ROU asset	N/A	(9,100)	—
Teekay LNG Segment – Liquefied Gas Carriers (5)	6 Multi-gas Carriers	N/A	(45,000)	—
Teekay LNG Segment – Conventional Tankers	1 Handymax	Oct-2019	—	(785)
Teekay Tankers Segment – Conventional Tankers (3)	5 Aframaxes	N/A	(43,526)	—
Teekay Tankers Segment – Conventional Tankers (6)	(6)	Apr-2020	3,081	—
Teekay Tankers Segment – Conventional Tankers	3 Suezmaxes	Feb/Mar-2020	(2,627)	—
Teekay Tankers Segment – Conventional Tankers	Operating lease ROU asset	N/A	(2,091)	—
Total			(171,548)	(179,113)

(1)During the first three quarters of 2020 and 2019, Teekay Parent recognized impairment charges of $72.3 million and $175.0 million, respectively, in respect of two of its FPSO units. In the first quarter of 2020, CNR International (U.K.) Limited (or CNR) provided formal notice to Teekay of its intention to cease production in June 2020 and decommission the Banff field shortly thereafter. As such, the Company removed the Petrojarl Banff FPSO and Apollo Spirit FSO from the Banff field in the third quarter of 2020 and expects to remove the subsea equipment in 2021. The Company expects to recycle the FPSO unit, which is currently in lay-up, and the sub-sea equipment following removal from the field. The Company redelivered the FSO unit to its owner in the third quarter of 2020. The asset retirement obligation for the Petrojarl Banff FPSO unit was increased based on changes to cost estimates and the carrying value of the unit was fully written down. During 2020, the Company also made changes to its expected cash flows from the Sevan Hummingbird FPSO unit based on the market environment and oil prices, and contract discussions with the customer. The carrying value of the unit was fully written down in the third quarter of 2020.
(2)In the third quarter of 2020, the Company made changes to its expected cash flows from the Suksan Salamander FSO unit, which it in-charters from Altera under an operating lease, to take into account recent progress relating to the early termination of the in-charter and the novation of the charter contracts with the customer to Altera. The ROU asset was written down to its estimated fair value, using a discounted cash flow approach. See Note 13.
(3)During the three and nine months ended September 30, 2020, the carrying values of five Aframax tankers were written down to their estimated fair values, using appraised values, primarily due to the lower near-term tanker market outlook and a reduction of charter rates as a result of the current economic environment, which has been impacted by the COVID-19 global pandemic.
(4)On March 27, 2020, the Company entered into a bareboat charter agreement for Petrojarl Foinaven FPSO unit, which was accounted for as a sales-type lease and resulted in the recognition of a gain of $44.9 million in the three months ended March 31, 2020. See Note 3.
(5)In March 2020, the carrying values for six of Teekay LNG's seven wholly-owned multi-gas carriers were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these type of vessels as a result of the economic environment at that time (including the COVID-19 pandemic), as well as Teekay LNG receiving notification that its then-existing commercial management agreement with a third-party commercial manager will dissolve and be replaced by a new commercial management agreement in September 2020.
(6)On April 30, 2020, Teekay Tankers completed the sale of the non-US portion of its ship-to-ship support services business as well as its LNG terminal management business for proceeds of $27.1 million, including an adjustment of $1.1 million for the final amounts of cash and other working capital present on the closing date. $14.3 million of the total proceeds were received on closing and the remaining $12.7 million was received in July 2020